Loans - Aging of Recorded Investment in Past Due Loans(Details) - USD ($) $ in Thousands		Dec. 31, 2017		Dec. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		$ 25,241		$ 26,591
Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)		17,776	[1]	24,050	[2]
Total past due		43,017		50,641
Total current (2)		5,346,125		5,236,189
Recorded Investment		5,389,142		5,286,830
Commercial, financial and agricultural
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		145		371
Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)		1,043	[1]	4,113	[2]
Total past due		1,188		4,484
Total current (2)		1,056,678		993,693
Recorded Investment	[3]	1,057,866		998,177
Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		856		355
Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)		2,360	[1]	2,499	[2]
Total past due		3,216		2,854
Total current (2)		1,168,674		1,157,010
Recorded Investment	[3]	1,171,890		1,159,864
Construction real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Recorded Investment		182,017		189,466
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		29
Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)	[2]			541
Total past due		29		541
Total current (2)		125,761		135,200
Recorded Investment		125,790		135,741
Mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		256		559
Total past due		256		559
Total current (2)		52,080		48,246
Recorded Investment		52,336		48,805
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		54		223
Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)		19	[1]	64	[2]
Total past due		73		287
Total current (2)		3,818		4,633
Recorded Investment		3,891		4,920
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		16		330
Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)		1,586	[1]	3,631	[2]
Total past due		1,602		3,961
Total current (2)		392,521		403,666
Recorded Investment		394,123		407,627
Mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		11,515		10,854
Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)		9,232	[1]	9,769	[2]
Total past due		20,747		20,623
Total current (2)		1,091,195		1,150,331
Recorded Investment		1,111,942		1,170,954
HELOC
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		616		970
Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)		876	[1]	1,020	[2]
Total past due		1,492		1,990
Total current (2)		202,660		211,304
Recorded Investment		204,152		213,294
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		239		350
Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)		253	[1]	319	[2]
Total past due		492		669
Total current (2)		18,087		19,272
Recorded Investment		18,579		19,941
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		11,515		12,579
Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)		2,407	[1]	2,094	[2]
Total past due		13,922		14,673
Total current (2)		1,231,622		1,109,562
Recorded Investment		1,245,544		1,124,235
Leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total current (2)		3,029		3,272
Recorded Investment		$ 3,029		$ 3,272

[1]	(1) Includes an aggregate of $1.8 million of loans past due 90 days or more and accruing. The remaining are past due, nonaccrual loans.(2) Includes an aggregate of $56.1 million of nonaccrual loans which are current in regards to contractual principal and interest payments.
[2]	(1) Includes an aggregate of $2.1 million of loans past due 90 days or more and accruing. The remaining are past due, nonaccrual loans.(2) Includes an aggregate of $65.9 million of nonaccrual loans which are current in regards to contractual principal and interest payments.
[3]	Included within commercial, financial and agricultural loans and commercial real estate loans is an immaterial amount of consumer loans that were not broken out by class.